Fiduciary activities and management of funds - Summary of managed off-balance sheet financial assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 18,292,922	S/ 17,592,651
Investment funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	13,243,888	12,924,575
Mutual funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 5,049,034	S/ 4,668,076